PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2026
PROPERTY, PLANT AND EQUIPMENT.
Schedule of property, plant and equipment

	Land and			Office equipment	Computer
Cost	building	Machinery	Motor vehicles	and furniture	software	Total
Balance, June 30, 2024	$630,000	$457,659	$486,490	$369,528	$90,461	2,034,138
Additions	—	67,748	—	17,372	—	85,120
Foreign currency translation impact	—	—	—	306	292	598
Balance, June 30, 2025	$630,000	$525,407	$486,490	$387,206	$90,753	$2,119,856
Additions	—	19,244	—	15,169	—	34,413
Disposals	—	(134,000)	—	—	—	(134,000)
Foreign currency translation impact	—	—	—	(3,885)	(3,621)	(7,506)
Balance, June 30, 2026	$630,000	$410,651	$486,490	$398,490	$87,132	$2,012,763

Accumulated depreciation and amortization
Balance, June30, 2024	$—	$(231,594)	$(280,622)	$(197,605)	$(79,787)	$(789,608)
Depreciation	—	(62,280)	(79,251)	(44,539)	(10,469)	(196,539)
Foreign currency translation impact	—	—	—	(415)	(497)	(912)
Balance, June 30, 2025	$—	$(293,874)	$(359,873)	$(242,559)	$(90,753)	$(987,059)
Depreciation	—	(57,942)	(73,645)	(38,813)	—	(170,399)
Disposals	—	74,289	—		—	74,289
Foreign currency translation impact	—	—	—	3,732	3,621	7,353
Balance, June 30, 2026	$—	$(277,527)	$(433,518)	$(277,640)	$(87,132)	$(1,075,816)

Carrying amount
Balance, June 30, 2025	$630,000	$231,533	$126,617	$144,647	$—	$1,132,797
Balance, June 30, 2026	$630,000	$133,124	$52,972	$120,850	$—	$936,947